Premises and Equipment (Tables)	12 Months Ended
Mar. 31, 2023
Property, Plant and Equipment [Abstract]
Components of Premises and Equipment
Premises and equipment at March 31, 2022 and 2023 consisted of the following:

	2022	2023
	(in millions)
Land	¥372,710	¥393,932
Buildings	766,945	800,821
Equipment and furniture	497,478	509,828
Leasehold improvements	255,679	255,712
Construction in progress	30,894	34,679
Total	1,923,706	1,994,972
Less accumulated depreciation	1,107,877	1,134,394
Premises and equipment-net	¥815,829	¥860,578